Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 79.2%
International Equity Fund - 3.1%
iShares MSCI EAFE ETF	499,429	$ 31,788,656

U.S. Equity Funds - 36.5%
iShares Core S&P 500 ETF	820,727	275,813,515
SPDR S&P 500 ETF Trust (A)	193,775	64,893,310
Vanguard Small-Cap ETF (A)	209,993	32,296,923

		373,003,748

U.S. Fixed Income Funds - 39.6%
iShares 20+ Year Treasury Bond ETF (A)	443,366	72,383,933
iShares Core U.S. Aggregate Bond ETF	618,690	73,042,541
Vanguard Total Bond Market ETF	2,943,639	259,687,833

		405,114,307

Total Exchange-Traded Funds (Cost $758,620,599)		809,906,711

OTHER INVESTMENT COMPANY - 8.4%
Securities Lending Collateral - 8.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (B)	85,442,656	85,442,656

Total Other Investment Company (Cost $85,442,656)		85,442,656

Principal	Value
REPURCHASE AGREEMENT - 19.7%

Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2020, to be repurchased at $201,352,419 on 10/01/2020. Collateralized by a U.S. Government Obligation, 1.88%, due 08/31/2022, and with a value of $205,379,543.

$ 201,352,419	$ 201,352,419

Total Repurchase Agreement (Cost $201,352,419)	201,352,419

Total Investments Excluding Options Purchased (Cost $1,045,415,674)	1,096,701,786
Total Options Purchased - 1.1% (Cost $56,602,961)	10,818,157

Total Investments (Cost $1,102,018,635)	1,107,519,943
Net Other Assets (Liabilities) - (8.4)%	(85,896,733)

Net Assets - 100.0%	$ 1,021,623,210

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	1,800.00	06/18/2021	USD	164,450,700	489	$8,003,217	$968,220
Put - S&P 500® Index	USD	1,850.00	06/18/2021	USD	164,450,700	489	8,700,337	1,066,020
Put - S&P 500® Index	USD	1,900.00	06/18/2021	USD	173,194,500	515	9,936,550	1,160,810
Put - S&P 500® Index	USD	1,950.00	06/18/2021	USD	183,619,800	546	11,352,150	1,372,098
Put - S&P 500® Index	USD	2,100.00	06/18/2021	USD	62,215,500	185	2,995,115	655,825
Put - S&P 500® Index	USD	2,150.00	06/18/2021	USD	62,215,500	185	3,235,669	723,350
Put - S&P 500® Index	USD	2,250.00	06/18/2021	USD	64,905,900	193	3,897,820	914,820
Put - S&P 500® Index	USD	2,300.00	06/18/2021	USD	69,277,800	206	4,413,346	1,036,592
Put - S&P 500® Index	USD	2,400.00	06/18/2021	USD	7,062,300	21	404,273	124,152
Put - S&P 500® Index	USD	2,450.00	06/18/2021	USD	7,062,300	21	433,565	145,320
Put - S&P 500® Index	USD	2,450.00	12/17/2021	USD	3,026,700	9	170,370	100,350
Put - S&P 500® Index	USD	2,500.00	06/18/2021	USD	3,363,000	10	212,030	70,600
Put - S&P 500® Index	USD	2,500.00	12/17/2021	USD	3,363,000	10	202,080	121,460
Put - S&P 500® Index	USD	2,600.00	12/17/2021	USD	6,389,700	19	392,593	251,275
Put - S&P 500® Index	USD	2,650.00	12/17/2021	USD	6,053,400	18	387,444	271,170
Put - S&P 500® Index	USD	2,750.00	12/17/2021	USD	9,080,100	27	495,593	468,585
Put - S&P 500® Index	USD	2,800.00	12/17/2021	USD	6,053,400	18	369,658	334,530
Put - S&P 500® Index	USD	2,850.00	12/17/2021	USD	3,363,000	10	187,500	198,800
Put - S&P 500® Index	USD	2,900.00	12/17/2021	USD	7,062,300	21	425,598	426,300
Put - S&P 500® Index	USD	2,950.00	12/17/2021	USD	6,053,400	18	388,053	407,880

Total							$56,602,961	$10,818,157

Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$809,906,711	$—	$—	$809,906,711
Other Investment Company	85,442,656	—	—	85,442,656
Repurchase Agreement	—	201,352,419	—	201,352,419
Exchange-Traded Options Purchased	10,818,157	—	—	10,818,157

Total Investments	$906,167,524	$201,352,419	$—	$1,107,519,943

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $148,204,153, collateralized by cash collateral of $85,442,656 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $65,855,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 3